                        VINTAGE(SM) ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND BD FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES

This prospectus describes VINTAGE(SM) ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM VARIABLE INSURANCE FUNDS (SERIES I)                            Legg Mason Partners Variable Large Cap Growth
                                                                     Portfolio+
   AIM V.I. Core Equity Fund+                                      Legg Mason Partners Variable Large Cap Value
                                                                     Portfolio+
AMERICAN FUNDS INSURANCE SERIES (CLASS 2)                          Legg Mason Partners Variable Money Market Portfolio+
   American Funds Global Growth Fund                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   American Funds Growth Fund                                      Legg Mason Partners Variable Small Cap Growth
   American Funds Growth-Income Fund                                 Opportunities Portfolio+
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
   Dreyfus Variable Investment Fund Developing Leaders          MET INVESTORS SERIES TRUST (CLASS A)
     Portfolio                                                     Batterymarch Mid-Cap Stock Portfolio+
Legg Mason Partners Investment Series+
   Legg Mason Partners Variable Dividend Strategy                  Lord Abbett Bond Debenture Portfolio+
     Portfolio+                                                    Mercury Large-Cap Core Portfolio+
   Legg Mason Partners Variable Premier Selections All Cap
     Growth Portfolio+                                             Met/AIM Capital Appreciation Portfolio+
                                                                   Pioneer Strategic Income Portfolio+
LEGG MASON PARTNERS LIFESTYLE SERIES, INC.+                     METROPOLITAN SERIES FUND, INC.
   Legg Mason Partners Variable Lifestyle Balanced                 BlackRock Aggressive Growth Portfolio - Class D+
     Portfolio+
   Legg Mason Partners Variable Lifestyle Growth Portfolio+        BlackRock Bond Income Portfolio - Class E+
   Legg Mason Partners Variable Lifestyle High Growth              Capital Guardian U.S. Equity Portfolio - Class A+
     Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+         FI Large Cap Portfolio - Class A+
   Legg Mason Partners Variable Investors Portfolio+               MFS Total Return Portfolio - Class F+
   Legg Mason Partners Variable Total Return Portfolio+            T. Rowe Price Large Cap Growth Portfolio - Class B+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+                        Western Asset Management Strategic Bond Opportunities
                                                                     Portfolio - Class  A+
  Legg Mason Partners Variable Equity Index Portfolio -
    Class II+
   Legg Mason Partners Variable Fundamental Value
     Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable International All Cap
     Growth Portfolio+

  --------------
+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT -- The Variable Funding Options" for more information.

*THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract is not offered to new purchasers.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary .......................................................     3
Summary ........................................................     5
Fee Table ......................................................     8
Condensed Financial Information ................................    12
The Annuity Contract ...........................................    12
   Contract Owner Inquiries ....................................    13
   Purchase Payments ...........................................    13
   Accumulation Units ..........................................    14
   The Variable Funding Options ................................    14
The Fixed Account ..............................................    18
Charges and Deductions .........................................    18
   General .....................................................    18
   Withdrawal Charge ...........................................    19
   Free Withdrawal Allowance ...................................    19
   Administrative Charges ......................................    20
   Mortality and Expense Risk Charge ...........................    20
   Variable Liquidity Benefit Charge ...........................    20
   Variable Funding Option Expenses ............................    20
   Premium Tax .................................................    20
   Changes in Taxes Based upon Premium or
     Value .....................................................    20
Transfers ......................................................    20
   Dollar Cost Averaging .......................................    23
Access to Your Money ...........................................    23
   Systematic Withdrawals ......................................    24
   Loans .......................................................    24
Ownership Provisions ...........................................    24
   Types of Ownership ..........................................    24
     Contract Owner ............................................    24
     Beneficiary ...............................................    25
     Annuitant .................................................    25
Death Benefit ..................................................    25
   Death Proceeds before the Maturity Date .....................    26
   Payment of Proceeds .........................................    27
   Beneficiary Contract Continuance ............................    29
   Planned Death Benefit .......................................    29
   Death Proceeds after the Maturity Date ......................    30
The Annuity Period .............................................    30
   Maturity Date ...............................................    30
   Allocation of Annuity .......................................    30
   Variable Annuity ............................................    30
   Fixed Annuity ...............................................    31
Payment Options ................................................    31
   Election of Options .........................................    31
   Annuity Options .............................................    31
   Income Options ..............................................    32
   Variable Liquidity Benefit ..................................    32
Miscellaneous Contract Provisions ..............................    33
   Right to Return .............................................    33
   Termination .................................................    33
   Required Reports ............................................    33
   Suspension of Payments ......................................    33
The Separate Accounts ..........................................    33
   Performance Information .....................................    34
Federal Tax Considerations .....................................    34
   General Taxation of Annuities ...............................    35
   Types of Contracts: Qualified and Non-qualified .............    35
   Qualified Annuity Contracts .................................    35
   Taxation of Qualified Annuity Contracts .....................    36
   Mandatory Distributions for Qualified Plans .................    36
   Non-qualified Annuity Contracts .............................    37
   Diversification Requirements for Variable Annuities .........    39
   Ownership of the Investments ................................    39
   Taxation of Death Benefit Proceeds ..........................    39
   Other Tax Considerations ....................................    39
   Treatment of Charges for Optional Benefits ..................    39
   Puerto Rico Tax Considerations ..............................    40
   Non-Resident Aliens .........................................    40
Other Information ..............................................    40
   The Insurance Companies .....................................    40
   Financial Statements ........................................    40
   Distribution of Variable Annuity Contracts ..................    41
   Conformity with State and Federal Laws ......................    42
   Voting Rights ...............................................    42
   Restrictions on Financial Transactions ......................    42
   Legal Proceedings ...........................................    42
Appendix A: Condensed Financial Information
   for MetLife of CT Fund BD for Variable Annuities ............    A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Fund BD II for Variable Annuities .........    B-1
Appendix C: The Fixed Account
Appendix D: Enhanced Death Benefit for Contracts ...............    C-1
  Issued before June 1, 1997
Appendix E: Contents of the Statement ..........................    D-1
  of Additional Information ....................................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          VINTAGE(SM) VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD for Variable Annuities ("Fund BD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD II for Variable Annuities ("Fund BD II"). When we refer to the Separate Account, we are referring to either Fund BD or Fund BD II, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is not offered to new purchasers.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments:") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.02% for the Standard Death Benefit and 1.30% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after six full years.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE:                                                 6%(1)
(as a percentage of the Purchase Payments withdrawn)

VARIABLE LIQUIDITY BENEFIT CHARGE:                                  6%(2)

(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                             $30(3)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
------------------------   -------------      -----------------
        0 years               3 years                6%
        3 years               4 years                3%
        4 years               5 years                2%
        5 years               6 years                1%
        6 years+                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after six years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
------------------------   -------------      -----------------
        0 years               3 years                6%
        3 years               4 years                3%
        4 years               5 years                2%
        5 years               6 years                1%
        6 years+                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

          STANDARD DEATH BENEFIT
Mortality and Expense Risk Charge.........      1.02%
Administrative Expense Charge.............      0.15%
                                                ----
   Total Annual Separate Account Charges..      1.17%

            ENHANCED DEATH BENEFIT
Mortality and Expense Risk Charge.............   1.30%
Administrative Expense Charge.................   0.15%
                                                 ----
     Total Annual Separate Account Charges....   1.45%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM            MAXIMUM
                                                                         -------            -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....                0.47%              1.16%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                DISTRIBUTION
                                                   AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                  SERVICE                  TOTAL ANNUAL      WAIVER            ANNUAL
                                 MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES      EXPENSES    REIMBURSEMENT       EXPENSES**
-----------------              -------------    -------------  --------    ------------  ----------------   -------------
AIM VARIABLE INSURANCE FUNDS
   (SERIES I)
   AIM V.I. Core
    Equity Fund...............      0.60%            --           0.27%        0.87%            --               0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES (CLASS 2)
   American Funds Global
     Growth Fund*.............      0.58%          0.25%          0.04%        0.87%            --               0.87%
   American Funds Growth Fund*      0.33%          0.25%          0.02%        0.60%            --               0.60%
   American Funds
     Growth-Income Fund*......      0.28%          0.25%          0.01%        0.54%            --               0.54%
DREYFUS VARIABLE INVESTMENT
   FUND (INITIAL SHARES)
   Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio................      0.75%            --           0.06%        0.81%            --               0.81%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio++......     0.65%            --           0.21%        0.86%            --               0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap
     Growth Portfolio++........     0.75%            --           0.19%        0.94%            --               0.94%

                                                        DISTRIBUTION
                                                            AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                           SERVICE                  TOTAL ANNUAL      WAIVER            ANNUAL
                                          MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                              FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT      EXPENSES**
-----------------                       -------------    -------------  --------    ------------  ----------------   -------------
LEGG MASON PARTNERS LIFESTYLE
   SERIES, INC.
   Legg Mason Partners
     Variable Lifestyle
     Balanced Portfolio ...............      0.35%            --         0.70%          1.05%            --            1.05%(2)
   Legg Mason Partners
     Variable Lifestyle
     Growth Portfolio .................      0.35%            --         0.75%          1.10%            --            1.10%(2)
   Legg Mason Partners
     Variable Lifestyle High
     Growth Portfolio .................      0.35%            --         0.81%          1.16%            --            1.16%(2)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)
   Legg Mason Partners
     Variable Investors
     Portfolio ........................      0.65%            --         0.06%          0.71%            --            0.71%
   Legg Mason Partners
     Variable Total Return
     Portfolio ........................      0.75%            --         0.18%          0.93%            --            0.93%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II* ...........      0.31%          0.25%        0.03%          0.59%            --            0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio ..................      0.75%            --         0.03%          0.78%            --            0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable High Income
     Portfolio++ ......................      0.60%            --         0.06%          0.66%            --            0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth Portfolio++ .......      0.85%            --         0.15%          1.00%            --            1.00%(4)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++ ...............      0.75%            --         0.04%          0.79%            --            0.79%(4)
   Legg Mason Partners
     Variable Large Cap Value
     Portfolio++ ......................      0.60%            --         0.05%          0.65%            --            0.65%
   Legg Mason Partners
     Variable Money Market
     Portfolio++ ......................      0.45%            --         0.02%          0.47%            --            0.47%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio ........................      0.75%            --         0.30%          1.05%            --            1.05%
MET INVESTORS SERIES TRUST
   (CLASS A)
   Batterymarch Mid-Cap Stock
     Portfolio ........................      0.70%            --         0.10%          0.80%            --            0.80%(9)
   Lord Abbett Bond Debenture
     Portfolio ........................      0.51%            --         0.05%          0.56%            --            0.56%
   Mercury Large-Cap Core
     Portfolio ........................      0.78%            --         0.12%          0.90%            --            0.90%(9)

   Met/AIM Capital
     Appreciation Portfolio ...........      0.76%            --         0.05%          0.81%            --            0.81%(9)
   Pioneer Strategic Income
     Portfolio ........................      0.73%            --         0.09%          0.82%            --            0.82%(9)
METROPOLITAN SERIES FUND, INC
   BlackRock Aggressive
     Growth Portfolio -- Class D* .....      0.73%         0 .10%        0.06%          0.89%            --            0.89%
   BlackRock Bond Income
     Portfolio -- Class E* ............      0.40%         0 .15%        0.07%          0.62%            --            0.62%(5)

                                                        DISTRIBUTION
                                                            AND/OR                                CONTRACTUAL FEE     NET TOTAL
                                                           SERVICE                  TOTAL ANNUAL      WAIVER            ANNUAL
                                          MANAGEMENT       (12B-1)        OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                              FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT      EXPENSES**
-----------------                       -------------    -------------  --------    ------------  ----------------   -------------
Capital Guardian U.S.                      0.67%              --         0.06%        0.73%              --              0.73%
  Equity Portfolio -- Class A......
FI Large Cap Portfolio --
  Class A .........................        0.80%              --         0.06%        0.86%              --              0.86%(6)
MFS Total Return Portfolio
  -- Class F* .....................        0.57%            0.20%        0.16%        0.93%              --              0.93%(7)
T. Rowe Price Large Cap
  Growth Portfolio --
  Class B* ........................        0.60%            0.25%        0.12%        0.97%              --              0.97%(8)
Western Asset Management
  Strategic Bond
  Opportunities Portfolio
  -- Class A ......................        0.65%              --         0.10%        0.75%              --              0.75%


--------------

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(2) Each Portfolio of the Legg Mason Partners Lifestyle Series, Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/06 (the fiscal year end of the Portfolios).

(3) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.

(4) Management fees in the table have been restated to reflect a new management fee schedule that became effective on November 1, 2005.

(5) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(6) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(7) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(9) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



                                             IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                        OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             --------------------------------------   ----------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------                             -------- ---------  --------  --------   -------   -------    -------    --------
Underlying Fund with Maximum Total Annual      $869    $1,425      $1,606    $2,978     $269      $825      $1,406     $2,978
Operating Expenses.........................
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    $800    $1,217      $1,260    $2,286     $200      $617      $1,060     $2,286

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

Vintage Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not offered to new purchasers.

                                                 MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                           ANNUITANT ON THE CONTRACT DATE
-------------------------------                  -----------------------------------------------
Standard Death Benefit                                                  80
Enhanced Death Benefit                                                  75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9325 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other
Information--Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
   AIM V.I. Core Equity Fund              Seeks growth of capital.                     A I M Advisors, Inc.

AMERICAN FUNDS INSURANCE SERIES
   (CLASS 2)

   American Funds Global Growth Fund      Seeks capital appreciation through           Capital Research and Management
                                          stocks.                                      Company

   American Funds Growth Fund             Seeks capital appreciation through           Capital Research and Management
                                          stocks.                                      Company

   American Funds Growth-Income Fund      Seeks both capital appreciation and          Capital Research and Management
                                          income.                                      Company
DREYFUS VARIABLE INVESTMENT FUND
   (INITIAL SHARES)

   Dreyfus Variable Investment Fund       Seeks capital growth.                        The Dreyfus Corporation
     Developing Leaders Portfolio

LEGG MASON PARTNERS INVESTMENT SERIES

   Legg Mason Partners Variable           Seeks capital appreciation principally       Smith Barney Fund Management LLC
     Dividend Strategy Portfolio          through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio

LEGG MASON PARTNERS LIFESTYLE SERIES,
   INC.

   Legg Mason Partners Variable           Seeks a balance of growth of capital         Smith Barney Fund Management LLC
     Lifestyle Balanced Portfolio         and income.

   Legg Mason Partners Variable           Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Lifestyle Growth Portfolio

   Legg Mason Partners Variable           Seeks capital appreciation.                  Smith Barney Fund Management LLC
     Lifestyle High Growth Portfolio

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (CLASS I)

   Legg Mason Partners Variable           Seeks long-term growth of capital.           Salomon Brothers Asset Management
     Investors Portfolio                  Secondarily seeks current income.            Inc

   Legg Mason Partners Variable Total     Seeks above-average income (compared to      Salomon Brothers Asset Management
     Return Portfolio                     a portfolio invested entirely in equity      Inc
                                          securities). Secondarily seeks growth
                                          of capital and income.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II

   Legg Mason Partners Variable           Seeks investment results that, before        TIMCO Asset Management Inc.
     Equity Index Portfolio -- Class II    expenses,  correspond to the price and
                                          yield performance of the S&P 500 Index.

   Legg Mason Partners Variable           Seeks long-term capital growth. Current      Smith Barney Fund Management LLC
     Fundamental Value Portfolio          income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners Variable High      Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
     Income Portfolio                     seeks capital appreciation.

   Legg Mason Partners Variable           Seeks total return on assets from            Smith Barney Fund Management LLC
     International All Cap Growth growth  of capital and income.
     Portfolio

   Legg Mason Partners Variable Large     Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Cap Growth Portfolio

   Legg Mason Partners Variable Large     Seeks long-term growth of capital with       Smith Barney Fund Management LLC
     Cap Value Portfolio                  current income as a secondary objective.

   Legg Mason Partners Variable Money     Seeks to maximize current income             Smith Barney Fund Management LLC
     Market Portfolio                     consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V

   Legg Mason Partners Variable Small     Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
MET INVESTORS SERIES TRUST (CLASS A)
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                     Met Investors Advisory LLC
     Portfolio                                                                         Subadviser: Batterymarch
                                                                                       Financial Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the            Met Investors Advisory LLC
     Portfolio                            opportunity for capital appreciation to      Subadviser: Lord, Abbett & Co.
                                          produce a high total return.                 LLC
   Mercury Large-Cap Core Portfolio       Seeks long-term capital growth.              Met Investors Advisory LLC
                                                                                       Subadviser: Merrill Lynch
                                                                                       Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                  Met Investors Advisory LLC
     Portfolio                                                                         Subadviser:  AIM Capital
                                                                                       Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.        Met Investors Advisory LLC
                                                                                       Subadviser: Pioneer Investment
                                                                                       Management, Inc.

METROPOLITAN SERIES FUND, INC.

   BlackRock Aggressive Growth            Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Portfolio -- Class D                                                              Subadviser: BlackRock Advisors,
                                                                                       Inc.

   BlackRock Bond Income Portfolio --      Seeks competitive total return              MetLife Advisers, LLC
     Class E                              primarily from investing in                  Subadviser: BlackRock Advisors,
                                          fixed-income securities.                     Inc.

   Capital Guardian U.S. Equity           Seeks long-term growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class A                                                              Subadviser: Capital Guardian
                                                                                       Trust Company

   FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                       Subadviser: Fidelity Management &
                                                                                       Research Company

   MFS Total Return Portfolio -- Class F  Seeks a favorable total return through       MetLife Advisers, LLC
                                          investment in a diversified portfolio.       Subadviser: Massachusetts
                                                                                       Financial Services Company

   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,       MetLife Advisers, LLC
     Portfolio -- Class B                  secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                       Associates Inc.

   Western Asset Management Strategic     Seeks to maximize total return               MetLife Advisers, LLC
     Bond Opportunities Portfolio --      consistent with preservation of capital.     Subadviser: Western Asset
     Class A                                                                           Management Company

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES

                         FORMER NAME                                                        NEW NAME
---------------------------------------------------------------    ------------------------------------------------------------
GREENWICH STREET SERIES FUND                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Equity Index Portfolio                                             Legg Mason Partners Variable Equity Index Portfolio
  Fundamental Value Portfolio                                        Legg Mason Partners Variable Fundamental Value Portfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  Investors Fund                                                     Legg Mason Partners Variable Investors Portfolio
  Total Return Fund                                                  Legg Mason Partners Variable Total Return Portfolio

SMITH BARNEY ALLOCATION SERIES INC.                                LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Select Balanced Portfolio                                          Legg Mason Partners Variable Lifestyle Balanced Portfolio
  Select Growth Portfolio                                            Legg Mason Partners Variable Lifestyle Growth Portfolio
  Select High Growth Portfolio                                       Legg Mason Partners Variable Lifestyle High Growth
                                                                     Portfolio

SMITH BARNEY INVESTMENT SERIES                                     LEGG MASON PARTNERS INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio                           Legg Mason Partners Variable Dividend Strategy Portfolio
  Smith Barney Premier Selections All Cap Growth Portfolio           Legg Mason Partners Variable Premier Selections All Cap
                                                                       Growth Portfolio

TRAVELERS SERIES FUND INC.                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Smith Barney High Income Portfolio                                 Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                Legg Mason Partners Variable International All Cap
                                                                      Growth Portfolio
   Smith Barney Large Cap Growth Portfolio                            Legg Mason Partners Variable Large Cap Growth Portfolio
   Smith Barney Large Cap Value Portfolio                             Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Money Market Portfolio                                Legg Mason Partners Variable Money Market Portfolio
   Smith Barney Small Cap Growth Opportunities Portfolio              Legg Mason Partners Variable Small Cap Growth
                                                                      Opportunities Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with or reorganized into the new Underlying Funds.

                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
---------------------------------------------------------------    ---------------------------------------------------------
  AIM V.I. Premier Equity Fund                                       AIM V.I. Core Equity Fund
THE TRAVELERS SERIES TRUST                                         MET INVESTORS SERIES TRUST
  AIM Capital Appreciation Portfolio                                 Met/AIM Capital Appreciation Portfolio
  Convertible Securities Portfolio                                   Lord Abbett Bond Debenture Portfolio
  Disciplined Mid Cap Stock Portfolio                                Batterymarch Mid-Cap Stock Portfolio
  Mercury Large Cap Core Portfolio                                   Mercury Large-Cap Core Portfolio
  Pioneer Strategic Income Portfolio                                 Pioneer Strategic Income Portfolio
                                                                   METROPOLITAN SERIES FUND, INC.
  MFS Mid Cap Growth Portfolio                                       BlackRock Aggressive Growth Portfolio
  MFS Total Return Portfolio                                         MFS Total Return Portfolio
  Salomon Brothers Strategic Total Return Bond Portfolio             Western Asset Management Strategic Bond Opportunities
                                                                       Portfolio
  Strategic Equity Portfolio                                         FI Large Cap Portfolio
  Travelers Managed Income Portfolio                                 BlackRock Bond Income Portfolio
  Van Kampen Enterprise Portfolio                                    Capital Guardian U.S. Equity Portfolio

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

                FORMER UNDERLYING FUND                                         NEW UNDERLYING FUND
-----------------------------------------------------              -------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.              METROPOLITAN SERIES FUND, INC.
  AllianceBernstein Large Cap Growth Portfolio                       T. Rowe Price Large Cap Growth Portfolio

                                  FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts;

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners,

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

      -     administration of the annuity options available under the Contracts;
            and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your registered representative, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

      -     We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks .For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for six years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE                WITHDRAWAL CHARGE
---------------------------------------------        -----------------
GREATER THAN OR EQUAL TO      BUT LESS THAN
        0 years                  3 years                     6%
        3 years                  4 years                     3%
        4 years                  5 years                     2%
        5 years                  6 years                     1%
        6+years                                              0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis) then

      (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      - due to a minimum distribution under our minimum distribution rules then in effect

      - if an income option of at least five year's duration is begun after the first Contract Year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

ANY WITHDRAWAL IS SUBJECT TO FEDERAL INCOME TAXES ON THE TAXABLE PORTION. IN ADDITION, A 10% FEDERAL PENALTY MAY BE ASSESSED ON ANY WITHDRAWAL IF THE CONTRACT OWNER IS UNDER AGE 59 1/2. YOU SHOULD CONSULT WITH YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES OF A WITHDRAWAL.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

YEARS SINCE INITIAL PURCHASE PAYMENT MADE
---------------------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN          WITHDRAWAL CHARGE
        0 years                  3 years                     6%
        3 years                  4 years                     3%
        4 years                  5 years                     2%
        5 years                  6 years                     1%
        6+years                                              0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the American Funds Global Growth Fund, Dreyfus VIF Developing Leaders Portfolio, Lord Abbett

Bond Debenture Portfolio, Pioneer Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months. The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing Systematic Withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Succeeding Owner. For Non-qualified Contracts only, if joint owners are not named, the Contract Owner may name a succeeding owner in a Written Request. The succeeding owner becomes the Contract Owner if living when the Contract Owner dies. The succeeding owner has no interest in the Contract before then. The Contract Owner may change or delete a succeeding owner by Written Request.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

You may not change, delete or add a Contingent Annuitant after the Contract becomes effective.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and written payment instructions or election of beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

      (1)   the Contract Value;

      (2)   the total Purchase Payments made under the Contract; or

      (3) the Contract Value on the latest fifth Contract Year anniversary immediately preceding the date on which the Company receives Due Proof of Death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

      (1)   the Contract Value;

      (2)   the total Purchase Payments made under the Contract; or

      (3) the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant's 75th birthday.

ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

(Please refer to Appendix D for a description of the Enhanced Death Benefit for contracts purchased prior to June 1, 1997.)

All death benefits described below are reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted.

                  AGE AT TIME OF DEATH                                                DEATH BENEFIT
------------------------------------------------------        ------------------------------------------------------------
If the Annuitant dies before age 80, the death benefit
will be the greatest of:                                      -     the Contract Value on the Death Report Date




                                                              -     the roll-up death benefit value on the Death Report
                                                                    Date (as described below)

                                                              -     the maximum of all step-up death benefit values (as
                                                                    described below) available on the Death Report Date

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                              -     the Contract Value on the Death Report Date

                                                              -     the roll-up death benefit value (as described below) on
                                                                    the Annuitant's 80th birthday, plus any additional
                                                                    Purchase Payments and minus any partial surrender
                                                                    reductions (as described below) that occur after the
                                                                    Annuitant's 80th birthday; or

                                                              -     The maximum of all step-up death benefit values
                                                                    (as described below) in effect on the Death Report
                                                                    Date which are associated with any Contract Date
                                                                    anniversary occurring on or before the Annuitant's
                                                                    80th birthday

THE ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the roll-up death benefit value is equal to the Purchase Payment. On each Contract Date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

      (a) is the roll-up death benefit value as of the previous Contract Date anniversary

      (b)   is any Purchase Payment during the previous Contract Year

      (c) is any partial surrender reduction (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value equals (a) plus (b) minus (c) where:

      (a) is the roll-up death benefit value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary.

The maximum roll-up death benefit payable equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

STEP-UP VALUE. We will establish a separate death benefit value on each anniversary of the Contract Date which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. Whenever you make a Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. Recalculations of step-up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or withdrawals occur.

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000 -- 9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000 -- 16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                        THE COMPANY WILL                                                       MANDATORY
   BEFORE THE MATURITY DATE,            PAY THE PROCEEDS                                                     PAYOUT RULES
     UPON THE DEATH OF THE                    TO:               UNLESS. . .                                     APPLY*
--------------------------------     --------------------       -------------------------------------      ----------------
OWNER (WHO IS NOT THE                The beneficiary            Unless the beneficiary elects to           Yes
ANNUITANT) (WITH NO JOINT OWNER)     (ies), or if none, to      continue the Contract rather than
                                     the Contract Owner's       receive the distribution.
                                     estate.

OWNER (WHO IS THE ANNUITANT)         The beneficiary            Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)                (ies), or if none, to      continue the Contract rather than
                                     the Contract Owner's       receive the distribution.
                                     estate.

JOINT OWNER (WHO IS NOT THE          The surviving joint        Unless the surviving joint owner           Yes
ANNUITANT)                           owner.                     elects to continue the Contract
                                                                rather than receive the distribution.

JOINT OWNER (WHO IS THE              The beneficiary            Unless the beneficiary/surviving           Yes
ANNUITANT)                           (ies), or if none, to      joint owner elects to continue the
                                     the surviving joint        Contract rather than receive the
                                     owner.                     distribution.

ANNUITANT (WHO IS THE CONTRACT       See death of "owner                                                   Yes
OWNER)                               who is the Annuitant"
                                     above.

ANNUITANT (WHERE OWNER IS A          The beneficiary (ies)                                                 Yes (Death of
NONNATURAL PERSON/TRUST)             (e.g. the trust) or                                                   Annuitant is
                                     if none, to the owner.                                                treated as death
                                                                                                           of the owner in
                                                                                                           these
                                                                                                           circumstances.)

CONTINGENT ANNUITANT (ASSUMING       No death proceeds are                                                 N/A
ANNUITANT IS STILL ALIVE)            payable; contract
                                     continues.

BENEFICIARY                          No death proceeds are                                                 N/A
                                     payable; contract
                                     continues.

CONTINGENT BENEFICIARY               No death proceeds are                                                 N/A
                                     payable; contract
                                     continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

                               QUALIFIED CONTRACTS


                                        THE COMPANY WILL                                                MANDATORY
   BEFORE THE MATURITY DATE,            PAY THE PROCEEDS                                               PAYOUT RULES
     UPON THE DEATH OF THE                     TO:              UNLESS. . .                              APPLY*
--------------------------------     --------------------       ----------------------------------   ----------------
OWNER/ANNUITANT                      The beneficiary (ies),     Unless the beneficiary elects to     Yes
                                     or if none, to the         continue the Contract rather than
                                     Contract Owner's           receive a distribution.
                                     estate.

BENEFICIARY                          No death proceeds are                                           N/A
                                     payable; Contract
                                     continues.

CONTINGENT BENEFICIARY               No death proceeds are                                           N/A
                                     payable; Contract
                                     continues.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts, or for Non-qualified Contracts, the Annuitant's 75th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or 70th birthday for Qualified Contracts, or for all Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last

Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the

Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund BD and MetLife of CT Fund BD II, respectively. (References to "Separate Account" are either to Fund BD or Fund BD II, depending on the issuer of your Contract.) Fund BD was established on October 22, 1993 and Fund BD II was established on February 22, 1995, and both are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund BD and Fund BD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield

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

quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

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

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES: While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

HURRICANE RELIEF

LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined

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

disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value and living benefits such as the GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax adviser as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional

"catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     A non-taxable return of your Purchase Payment; and

      -     A taxable payment of earnings.

We generally will tell you how much of each income payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified annuity contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payment equals your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

PARTIAL ANNUITIZATION (IF AVAILABLE WITH YOUR CONTRACT): Currently, we will treat the application of less than your entire Contract Value under a non-qualified annuity as a pay-out option (i.e., taking an income annuity) as a taxable withdrawal for federal income tax purposes, which may also be subject to the 10% penalty tax if you are under age 59 1/2. We will treat the remaining amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax adviser prior to partially annuitizing your Contract.

At the present time, the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is converted to income payments.

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

We will determine such excludible amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludible amount is different from our computation.

The tax law treats all non-qualified annuity contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

Vintage is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

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

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the Funds of the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and MLIDLLC to offer the Contracts. See the Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                  METLIFE OF CT FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.17%

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........  2005      0.790         0.825              49,691
                                                              2004      0.755         0.790              49,723
                                                              2003      0.611         0.755              75,908
                                                              2002      0.886         0.611             450,377
                                                              2001      1.000         0.886             668,710

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/01)...................................................  2005      0.764         0.868             273,732
                                                              2004      0.714         0.764             445,460
                                                              2003      0.585         0.714             511,962
                                                              2002      0.857         0.585             546,050
                                                              2001      1.000         0.857             297,549

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/01)..............  2005      1.108         1.249           4,089,192
                                                              2004      0.988         1.108           4,084,784
                                                              2003      0.739         0.988           2,904,801
                                                              2002      0.876         0.739           2,231,042
                                                              2001      1.000         0.876             802,933

   Growth Fund -- Class 2 Shares (5/01).....................  2005      0.957         1.099           8,460,306
                                                              2004      0.860         0.957           8,964,439
                                                              2003      0.636         0.860           8,634,706
                                                              2002      0.852         0.636           5,528,439
                                                              2001      1.000         0.852           1,775,888

   Growth-Income Fund -- Class 2 Shares (5/01)..............  2005      1.115         1.166           8,543,297
                                                              2004      1.022         1.115           9,809,591
                                                              2003      0.781         1.022           9,887,549
                                                              2002      0.967         0.781           6,543,536
                                                              2001      1.000         0.967           2,371,512

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
----------------                                              ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................  2005      1.235           1.291         2,149,343
                                                              2004      1.122           1.235         2,640,571
                                                              2003      0.862           1.122         3,128,195
                                                              2002      1.078           0.862         3,595,868
                                                              2001      1.162           1.078         3,233,826
                                                              2000      1.038           1.162         3,583,484
                                                              1999      0.852           1.038         2,129,773
                                                              1998      1.000           0.852         1,024,905

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........  2005      0.892           0.919         1,416,432
                                                              2004      0.818           0.892         1,746,644
                                                              2003      0.648           0.818         2,376,230
                                                              2002      0.845           0.648         2,780,694
                                                              2001      0.976           0.845         3,052,737
                                                              2000      1.088           0.976         2,024,943
                                                              1999      1.000           1.088         1,741,701

   Fundamental Value Portfolio (11/94)......................  2005      2.847           2.948        18,647,860
                                                              2004      2.662           2.847        24,106,289
                                                              2003      1.942           2.662        29,927,751
                                                              2002      2.497           1.942        36,718,095
                                                              2001      2.667           2.497        46,360,039
                                                              2000      2.240           2.667        55,492,831
                                                              1999      1.857           2.240        65,203,019
                                                              1998      1.790           1.857        73,467,726

Salomon Brothers Variable Series Funds Inc.
   Investors Fund -- Class I (5/98).........................  2005      1.310           1.380         3,009,783
                                                              2004      1.201           1.310         3,433,092
                                                              2003      0.918           1.201         3,570,075
                                                              2002      1.207           0.918         3,952,134
                                                              2001      1.275           1.207         4,597,550
                                                              2000      1.119           1.275         1,901,624
                                                              1999      1.014           1.119         1,845,539
                                                              1998      1.000           1.014           704,294

   Total Return Fund -- Class I (5/98)......................  2005      1.178           1.203           550,872
                                                              2004      1.096           1.178           792,837

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Total Return Fund -- Class I  (continued)................   2003        0.956           1.096            996,893
                                                               2002        1.039           0.956          1,278,668
                                                               2001        1.060           1.039          1,200,238
                                                               2000        0.994           1.060            845,563
                                                               1999        0.997           0.994            769,348
                                                               1998        1.000           0.997            397,259

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97).........................   2005        1.485           1.505          1,984,977
                                                               2004        1.396           1.485          2,221,117
                                                               2003        1.174           1.396          2,560,375
                                                               2002        1.270           1.174          3,121,798
                                                               2001        1.303           1.270          3,742,546
                                                               2000        1.258           1.303          3,561,033
                                                               1999        1.183           1.258          3,958,544
                                                               1998        1.093           1.183          4,046,998
                                                               1997        1.000           1.093          3,114,900

   Select Growth Portfolio (3/97)...........................   2005        1.331           1.378            862,931
                                                               2004        1.239           1.331          1,158,365
                                                               2003        0.965           1.239          1,584,448
                                                               2002        1.192           0.965          2,169,501
                                                               2001        1.338           1.192          2,631,461
                                                               2000        1.421           1.338          2,951,806
                                                               1999        1.238           1.421          3,487,443
                                                               1998        1.099           1.238          3,135,267
                                                               1997        1.000           1.099          2,261,767

   Select High Growth Portfolio (3/97)......................   2005        1.384           1.451            295,346
                                                               2004        1.266           1.384            420,556
                                                               2003        0.936           1.266            499,464
                                                               2002        1.242           0.936            574,369
                                                               2001        1.429           1.242            618,220
                                                               2000        1.558           1.429            707,214
                                                               1999        1.242           1.558            807,243
                                                               1998        1.090           1.242            723,814
                                                               1997        1.000           1.090            602,892

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.816           0.805            221,733
                                                               2004        0.799           0.816            281,085

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)....   2003        0.655           0.799            554,679
                                                               2002        0.895           0.655            364,889
                                                               2001        1.000           0.895            441,029

   Smith Barney Premier Selections All Cap Growth Portfolio
    (5/01)..................................................   2005        0.875           0.919          1,520,198
                                                               2004        0.860           0.875          1,659,510
                                                               2003        0.648           0.860          1,657,215
                                                               2002        0.896           0.648            680,370
                                                               2001        1.000           0.896            233,523

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/95)...............   2005        1.333           1.433         21,247,306
                                                               2004        1.267           1.333         27,573,752
                                                               2003        0.991           1.267         34,875,318
                                                               2002        1.317           0.991         43,597,234
                                                               2001        1.748           1.317         58,613,993
                                                               2000        1.974           1.748         74,130,562
                                                               1999        1.397           1.974         81,401,202
                                                               1998        1.206           1.397         90,905,019
                                                               1997        1.088           1.206         91,233,697
                                                               1996        0.958           1.088         71,085,132

   Convertible Securities Portfolio (6/98)..................   2005        1.543           1.531            863,873
                                                               2004        1.469           1.543          1,082,850
                                                               2003        1.177           1.469          1,192,485
                                                               2002        1.280           1.177          1,982,316
                                                               2001        1.306           1.280          2,206,650
                                                               2000        1.175           1.306          1,168,231
                                                               1999        1.001           1.175            626,884
                                                               1998        1.000           1.001            248,991

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2005        1.682           1.869          3,316,718
                                                               2004        1.461           1.682          3,783,231
                                                               2003        1.105           1.461          3,810,819
                                                               2002        1.305           1.105          4,509,768
                                                               2001        1.376           1.305          4,124,695
                                                               2000        1.194           1.376          3,158,686
                                                               1999        1.064           1.194          1,843,199
                                                               1998        1.000           1.064            397,554

]
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)

                                                                   UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                          BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                       YEAR        YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------   ----    -------------   -------------   ---------------
Mercury Large Cap Core Portfolio (5/98).................   2005        0.920           1.019           852,850
                                                           2004        0.803           0.920         1,065,482
                                                           2003        0.671           0.803         1,579,231
                                                           2002        0.906           0.671         2,067,818
                                                           2001        1.183           0.906         3,143,694
                                                           2000        1.267           1.183         3,989,985
                                                           1999        1.037           1.267         3,898,421
                                                           1998        1.000           1.037         1,353,759

MFS Emerging Growth Portfolio (11/96)...................   2005        1.285           1.248                --
                                                           2004        1.154           1.285         8,722,581
                                                           2003        0.904           1.154        10,995,857
                                                           2002        1.391           0.904        14,406,268
                                                           2001        2.205           1.391        20,409,633
                                                           2000        2.793           2.205        26,758,940
                                                           1999        1.599           2.793        28,192,848
                                                           1998        1.204           1.599        25,199,790
                                                           1997        1.005           1.204        19,165,838
                                                           1996        1.000           1.005         4,789,844

MFS Mid Cap Growth Portfolio (2/05).....................   2005        1.000           1.058         8,070,019

MFS Total Return Portfolio (6/94).......................   2005        2.498           2.542        24,050,671
                                                           2004        2.268           2.498        29,790,919
                                                           2003        1.969           2.268        37,607,488
                                                           2002        2.103           1.969        44,972,133
                                                           2001        2.127           2.103        54,056,696
                                                           2000        1.845           2.127        64,462,637
                                                           1999        1.819           1.845        78,484,497
                                                           1998        1.648           1.819        86,949,854
                                                           1997        1.376           1.648        83,810,525
                                                           1996        1.216           1.376        68,235,801

Pioneer Strategic Income Portfolio (6/94)...............   2005        1.822           1.867        11,588,555
                                                           2004        1.661           1.822        14,941,189
                                                           2003        1.406           1.661        18,272,707
                                                           2002        1.344           1.406        23,732,550
                                                           2001        1.304           1.344        28,854,109
                                                           2000        1.325           1.304        37,822,306
                                                           1999        1.326           1.325        45,594,724
                                                           1998        1.332           1.326        53,053,274

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------      ----    -------------   -------------   ---------------
Pioneer Strategic Income Portfolio  (continued)..........      1997        1.252           1.332         51,751,252
                                                               1996        1.170           1.252         43,898,066

Salomon Brothers Strategic Total Return Bond Portfolio
 (6/94)..................................................   .  2005        1.827           1.848          2,904,596
                                                               2004        1.739           1.827          3,672,857
                                                               2003        1.553           1.739          5,037,212
                                                               2002        1.450           1.553          5,507,970
                                                               2001        1.378           1.450          5,251,702
                                                               2000        1.319           1.378          6,890,789
                                                               1999        1.359           1.319          8,990,726
                                                               1998        1.397           1.359         11,299,081
                                                               1997        1.316           1.397         12,826,830
                                                               1996        1.121           1.316         11,505,498

Strategic Equity Portfolio (6/94)........................      2005        2.461           2.482         30,239,137
                                                               2004        2.259           2.461         39,371,551
                                                               2003        1.724           2.259         49,020,099
                                                               2002        2.627           1.724         60,860,309
                                                               2001        3.068           2.627         84,551,493
                                                               2000        3.795           3.068        110,497,118
                                                               1999        2.903           3.795        131,228,285
                                                               1998        2.276           2.903        142,801,580
                                                               1997        1.785           2.276        144,292,812
                                                               1996        1.396           1.785        123,293,902

Travelers Managed Income Portfolio (6/94)................      2005        1.616           1.619          5,339,484
                                                               2004        1.590           1.616          7,066,638
                                                               2003        1.483           1.590          9,092,631
                                                               2002        1.469           1.483         11,833,198
                                                               2001        1.392           1.469         13,910,891
                                                               2000        1.306           1.392         13,842,174
                                                               1999        1.309           1.306         17,250,745
                                                               1998        1.261           1.309         20,492,138
                                                               1997        1.163           1.261         17,886,675
                                                               1996        1.142           1.163         15,376,353

Van Kampen Enterprise Portfolio (6/94)...................      2005        1.891           2.015         11,781,590
                                                               2004        1.842           1.891         15,562,554
                                                               2003        1.484           1.842         19,773,015
                                                               2002        2.125           1.484         24,341,031

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio  (continued).............   2001        2.731           2.125         32,559,084
                                                               2000        3.238           2.731         43,294,726
                                                               1999        2.601           3.238         50,445,762
                                                               1998        2.103           2.601         55,902,505
                                                               1997        1.655           2.103         55,871,473
                                                               1996        1.362           1.655         45,338,023

Travelers Series Fund Inc.
   Smith Barney High Income Portfolio (6/94)................   2005        1.675           1.699          7,676,239
                                                               2004        1.534           1.675         10,075,486
                                                               2003        1.217           1.534         13,435,291
                                                               2002        1.273           1.217         17,114,943
                                                               2001        1.338           1.273         22,158,369
                                                               2000        1.472           1.338         28,815,814
                                                               1999        1.452           1.472         38,357,097
                                                               1998        1.463           1.452         44,406,204
                                                               1997        1.300           1.463         42,964,010
                                                               1996        1.162           1.300         33,737,040

   Smith Barney International All Cap Growth Portfolio
    (6/94)..................................................   2005        1.195           1.320         18,446,461
                                                               2004        1.026           1.195         23,196,293
                                                               2003        0.814           1.026         29,382,959
                                                               2002        1.109           0.814         36,517,428
                                                               2001        1.630           1.109         49,462,447
                                                               2000        2.164           1.630         63,128,882
                                                               1999        1.305           2.164         72,748,400
                                                               1998        1.240           1.305         82,330,241
                                                               1997        1.222           1.240         87,384,895
                                                               1996        1.050           1.222         77,554,062

   Smith Barney Large Cap Value Portfolio (6/94)............   2005        2.118           2.229         16,412,848
                                                               2004        1.937           2.118         21,065,983
                                                               2003        1.536           1.937         25,941,256
                                                               2002        2.083           1.536         33,420,816
                                                               2001        2.296           2.083         45,558,878
                                                               2000        2.053           2.296         55,091,429
                                                               1999        2.076           2.053         67,687,987
                                                               1998        1.913           2.076         71,417,242
                                                               1997        1.528           1.913         71,149,294
                                                               1996        1.291           1.528         57,479,117

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Large Capitalization Growth Portfolio (5/98)   2005        1.368           1.423          7,749,638
                                                               2004        1.379           1.368         10,814,819
                                                               2003        0.945           1.379         13,098,784
                                                               2002        1.272           0.945         14,669,240
                                                               2001        1.471           1.272         23,676,786
                                                               2000        1.599           1.471         27,150,090
                                                               1999        1.237           1.599         25,851,563
                                                               1998        1.000           1.237         12,224,352

   Smith Barney Money Market Portfolio (6/94)...............   2005        1.308           1.329          9,289,976
                                                               2004        1.311           1.308         12,948,924
                                                               2003        1.318           1.311         19,072,257
                                                               2002        1.317           1.318         34,637,166
                                                               2001        1.285           1.317         40,479,011
                                                               2000        1.226           1.285         33,979,597
                                                               1999        1.184           1.226         45,052,907
                                                               1998        1.140           1.184         47,120,777
                                                               1997        1.098           1.140         38,096,919
                                                               1996        1.058           1.098         49,671,947

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
    (5/01)..................................................   2005        1.115           1.156          1,519,218
                                                               2004        0.976           1.115          1,354,383
                                                               2003        0.696           0.976          1,401,009
                                                               2002        0.947           0.696            529,979
                                                               2001        1.000           0.947            443,888

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.45%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.782           0.814             17,992
                                                               2004        0.750           0.782                 --
                                                               2003        0.608           0.750             12,043
                                                               2002        0.885           0.608                 --
                                                               2001        1.000           0.885             62,490

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
    (5/01)..................................................   2005        0.757           0.856             75,075
                                                               2004        0.709           0.757             90,390
                                                               2003        0.583           0.709            164,993
                                                               2002        0.855           0.583             98,794
                                                               2001        1.000           0.855            220,509

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/01)..............   2005        1.097           1.233            576,306
                                                               2004        0.980           1.097            385,941
                                                               2003        0.735           0.980            246,731
                                                               2002        0.874           0.735            186,424
                                                               2001        1.000           0.874             42,484

   Growth Fund -- Class 2 Shares (5/01).....................   2005        0.947           1.084          1,164,467
                                                               2004        0.854           0.947          1,170,991
                                                               2003        0.633           0.854          1,297,330
                                                               2002        0.850           0.633          1,169,096
                                                               2001        1.000           0.850            249,033

   Growth-Income Fund -- Class 2 Shares (5/01)..............   2005        1.103           1.151          2,026,786
                                                               2004        1.014           1.103          2,168,615
                                                               2003        0.777           1.014          1,567,244
                                                               2002        0.965           0.777          1,363,147
                                                               2001        1.000           0.965            735,883

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
    Shares (5/98)...........................................   2005        1.212           1.264            165,344
                                                               2004        1.104           1.212            618,001
                                                               2003        0.851           1.104            841,633
                                                               2002        1.067           0.851            569,457
                                                               2001        1.153           1.067            333,484
                                                               2000        1.033           1.153            475,404

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
    Shares  (continued).....................................   1999        0.851           1.033           301,650
                                                               1998        1.000           0.851            49,426

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2005        0.878           0.902           328,610
                                                               2004        0.808           0.878           391,851
                                                               2003        0.642           0.808           501,650
                                                               2002        0.839           0.642           647,264
                                                               2001        0.971           0.839           199,427
                                                               2000        1.086           0.971           172,120
                                                               1999        1.000           1.086            78,197

   Fundamental Value Portfolio (11/94)......................   2005        2.767           2.858         2,746,227
                                                               2004        2.595           2.767         3,806,079
                                                               2003        1.899           2.595         4,976,343
                                                               2002        2.448           1.899         5,662,520
                                                               2001        2.622           2.448         6,985,229
                                                               2000        2.208           2.622         8,605,537
                                                               1999        1.836           2.208        10,465,245
                                                               1998        1.775           1.836        11,653,902
                                                               1997        1.541           1.775        11,852,617
                                                               1996        1.247           1.541         9,168,615

Salomon Brothers Variable Series Funds Inc.
   Investors Fund -- Class I (5/98).........................   2005        1.286           1.350           244,035
                                                               2004        1.182           1.286           601,184
                                                               2003        0.906           1.182           755,600
                                                               2002        1.195           0.906           646,567
                                                               2001        1.265           1.195           766,415
                                                               2000        1.114           1.265           250,413
                                                               1999        1.012           1.114           171,466
                                                               1998        1.000           1.012            75,864

   Total Return Fund -- Class I (5/98)......................   2005        1.156           1.177           193,217
                                                               2004        1.078           1.156           231,724
                                                               2003        0.944           1.078           249,017
                                                               2002        1.028           0.944           196,277
                                                               2001        1.052           1.028           255,785
                                                               2000        0.989           1.052           112,585

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Total Return Fund -- Class I  (continued)................   1999        0.996           0.989           115,789
                                                               1998        1.000           0.996            69,952

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97).........................   2005        1.453           1.468           653,723
                                                               2004        1.370           1.453           729,632
                                                               2003        1.155           1.370           742,664
                                                               2002        1.253           1.155           839,760
                                                               2001        1.290           1.253           893,618
                                                               2000        1.248           1.290           778,489
                                                               1999        1.177           1.248           922,423
                                                               1998        1.091           1.177         1,086,882
                                                               1997        1.000           1.091           777,806

   Select Growth Portfolio (3/97)...........................   2005        1.302           1.345           794,034
                                                               2004        1.216           1.302           847,668
                                                               2003        0.950           1.216           917,612
                                                               2002        1.176           0.950           989,634
                                                               2001        1.323           1.176         1,678,477
                                                               2000        1.410           1.323         1,838,058
                                                               1999        1.232           1.410         1,847,452
                                                               1998        1.097           1.232         1,838,554
                                                               1997        1.000           1.097         1,403,455

   Select High Growth Portfolio (3/97)......................   2005        1.354           1.416           166,806
                                                               2004        1.242           1.354           185,463
                                                               2003        0.921           1.242           237,262
                                                               2002        1.225           0.921           222,093
                                                               2001        1.414           1.225           225,839
                                                               2000        1.546           1.414           226,088
                                                               1999        1.236           1.546           319,187
                                                               1998        1.087           1.236           325,871
                                                               1997        1.000           1.087           230,988

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.808           0.795            47,800
                                                               2004        0.793           0.808            91,054
                                                               2003        0.652           0.793            61,630
                                                               2002        0.893           0.652            17,317
                                                               2001        1.000           0.893                --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
    (5/01)..................................................   2005        0.866           0.907             122,127
                                                               2004        0.854           0.866             243,584
                                                               2003        0.645           0.854             182,965
                                                               2002        0.894           0.645             426,644
                                                               2001        1.000           0.894              90,901

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/95)...............   2005        1.299           1.392           3,477,875
                                                               2004        1.238           1.299           4,350,099
                                                               2003        0.971           1.238           5,476,460
                                                               2002        1.294           0.971           6,512,841
                                                               2001        1.723           1.294           9,370,593
                                                               2000        1.951           1.723          12,252,599
                                                               1999        1.385           1.951          14,474,829
                                                               1998        1.198           1.385          15,792,402
                                                               1997        1.084           1.198          15,590,753
                                                               1996        0.957           1.084          12,861,969

   Convertible Securities Portfolio (6/98)..................   2005        1.515           1.498             213,805
                                                               2004        1.446           1.515             225,069
                                                               2003        1.162           1.446             200,298
                                                               2002        1.267           1.162             302,585
                                                               2001        1.297           1.267             314,155
                                                               2000        1.169           1.297             141,023
                                                               1999        0.999           1.169             181,058
                                                               1998        1.000           0.999              24,086

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2005        1.651           1.829             660,058
                                                               2004        1.438           1.651             740,971
                                                               2003        1.091           1.438             828,184
                                                               2002        1.292           1.091             977,077
                                                               2001        1.366           1.292             965,597
                                                               2000        1.188           1.366             801,701
                                                               1999        1.063           1.188             330,146
                                                               1998        1.000           1.063              54,397

   Mercury Large Cap Core Portfolio (5/98)..................   2005        0.903           0.997             147,003
                                                               2004        0.790           0.903             233,259
                                                               2003        0.662           0.790             251,631
                                                               2002        0.897           0.662             339,786

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------      ----    -------------   -------------   ---------------
Mercury Large Cap Core Portfolio  (continued)............      2001        1.174           0.897            613,613
                                                               2000        1.261           1.174          1,310,179
                                                               1999        1.035           1.261          1,159,613
                                                               1998        1.000           1.035          1,038,696

MFS Emerging Growth Portfolio (11/96)....................      2005        1.256           1.219                 --
                                                               2004        1.131           1.256          1,613,687
                                                               2003        0.888           1.131          2,268,562
                                                               2002        1.371           0.888          2,794,759
                                                               2001        2.180           1.371          4,160,492
                                                               2000        2.769           2.180          5,768,911
                                                               1999        1.589           2.769          6,685,207
                                                               1998        1.200           1.589          6,078,936
                                                               1997        1.005           1.200          4,600,192
                                                               1996        1.000           1.005            780,369

MFS Mid Cap Growth Portfolio (2/05)......................      2005        1.000           1.055          1,598,863

MFS Total Return Portfolio (6/94)........................      2005        2.426           2.461          4,753,839
                                                               2004        2.208           2.426          6,564,147
                                                               2003        1.922           2.208          8,011,019
                                                               2002        2.059           1.922          9,194,869
                                                               2001        2.089           2.059         10,752,298
                                                               2000        1.817           2.089         12,764,698
                                                               1999        1.796           1.817         16,859,973
                                                               1998        1.632           1.796         18,458,912
                                                               1997        1.366           1.632         17,373,326
                                                               1996        1.211           1.366         14,689,857

Pioneer Strategic Income Portfolio (6/94)................      2005        1.769           1.807          2,511,686
                                                               2004        1.618           1.769          3,252,720
                                                               2003        1.373           1.618          4,610,898
                                                               2002        1.316           1.373          5,513,126
                                                               2001        1.281           1.316          6,907,426
                                                               2000        1.304           1.281          8,635,386
                                                               1999        1.309           1.304         11,060,448
                                                               1998        1.319           1.309         12,925,220
                                                               1997        1.243           1.319         12,723,780
                                                               1996        1.165           1.243         11,788,520

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------------       ----    -------------   -------------   ---------------
Salomon Brothers Strategic Total Return Bond Portfolio
 (6/94)..................................................      2005        1.774           1.790           716,888
                                                               2004        1.694           1.774           777,079
                                                               2003        1.516           1.694         1,113,505
                                                               2002        1.420           1.516         1,391,400
                                                               2001        1.353           1.420         1,096,011
                                                               2000        1.299           1.353         1,562,190
                                                               1999        1.342           1.299         2,350,837
                                                               1998        1.383           1.342         2,624,158
                                                               1997        1.306           1.383         2,883,105
                                                               1996        1.116           1.306         2,795,018

Strategic Equity Portfolio (6/94)........................      2005        2.390           2.403         5,348,116
                                                               2004        2.200           2.390         6,967,705
                                                               2003        1.684           2.200         8,513,118
                                                               2002        2.572           1.684        10,451,939
                                                               2001        3.012           2.572        15,076,327
                                                               2000        3.737           3.012        20,965,025
                                                               1999        2.867           3.737        26,575,989
                                                               1998        2.254           2.867        28,709,572
                                                               1997        1.772           2.254        30,063,293
                                                               1996        1.390           1.772        27,251,039

Travelers Managed Income Portfolio (6/94)................      2005        1.569           1.568           995,169
                                                               2004        1.548           1.569         1,524,563
                                                               2003        1.448           1.548         2,636,504
                                                               2002        1.438           1.448         3,344,464
                                                               2001        1.367           1.438         3,524,194
                                                               2000        1.286           1.367         3,447,356
                                                               1999        1.293           1.286         4,233,630
                                                               1998        1.248           1.293         3,895,003
                                                               1997        1.154           1.248         3,090,967
                                                               1996        1.137           1.154         2,501,925

Van Kampen Enterprise Portfolio (6/94)...................      2005        1.836           1.951         2,311,440
                                                               2004        1.794           1.836         3,136,961
                                                               2003        1.449           1.794         4,145,363
                                                               2002        2.081           1.449         4,915,422
                                                               2001        2.682           2.081         7,087,006
                                                               2000        3.188           2.682         9,306,589
                                                               1999        2.568           3.188        11,751,851

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio  (continued).............   1998        2.083           2.568         12,560,574
                                                               1997        1.643           2.083         13,032,150
                                                               1996        1.356           1.643         10,651,957

Travelers Series Fund Inc.
   Smith Barney High Income Portfolio (6/94)................   2005        1.626           1.645          1,763,948
                                                               2004        1.494           1.626          2,423,115
                                                               2003        1.189           1.494          3,064,466
                                                               2002        1.246           1.189          3,806,067
                                                               2001        1.314           1.246          4,788,057
                                                               2000        1.450           1.314          5,829,717
                                                               1999        1.434           1.450          8,209,532
                                                               1998        1.448           1.434          9,311,914
                                                               1997        1.291           1.448          8,926,610
                                                               1996        1.157           1.291          6,931,775

   Smith Barney International All Cap Growth Portfolio
    (6/94)..................................................   2005        1.161           1.278          3,668,880
                                                               2004        0.999           1.161          4,592,678
                                                               2003        0.795           0.999          5,570,530
                                                               2002        1.086           0.795          6,526,506
                                                               2001        1.601           1.086          8,902,580
                                                               2000        2.131           1.601         11,816,707
                                                               1999        1.289           2.131         15,530,355
                                                               1998        1.228           1.289         17,670,056
                                                               1997        1.213           1.228         18,730,554
                                                               1996        1.046           1.213         16,661,870

   Smith Barney Large Cap Value Portfolio (6/94)............   2005        2.056           2.158          3,206,730
                                                               2004        1.886           2.056          4,718,730
                                                               2003        1.499           1.886          5,636,938
                                                               2002        2.040           1.499          6,591,070
                                                               2001        2.254           2.040          8,282,092
                                                               2000        2.022           2.254         10,588,184
                                                               1999        2.050           2.022         13,629,236
                                                               1998        1.894           2.050         14,890,673
                                                               1997        1.517           1.894         15,382,871
                                                               1996        1.285           1.517         12,169,907

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2005        1.343           1.392          1,502,013
                                                               2004        1.357           1.343          2,036,808

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Large Capitalization Growth Portfolio
    (continued).............................................   2003        0.933           1.357         2,464,721
                                                               2002        1.259           0.933         2,575,008
                                                               2001        1.460           1.259         3,245,914
                                                               2000        1.592           1.460         3,984,628
                                                               1999        1.234           1.592         3,416,335
                                                               1998        1.000           1.234         1,022,328

   Smith Barney Money Market Portfolio (6/94)...............   2005        1.270           1.286         1,565,697
                                                               2004        1.277           1.270         2,220,744
                                                               2003        1.287           1.277         3,445,461
                                                               2002        1.289           1.287         5,718,355
                                                               2001        1.262           1.289         5,797,292
                                                               2000        1.207           1.262         4,483,256
                                                               1999        1.169           1.207         6,608,638
                                                               1998        1.129           1.169         8,253,674
                                                               1997        1.090           1.129         8,609,673
                                                               1996        1.054           1.090        10,176,442

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
    (5/01)..................................................   2005        1.104           1.141           199,104
                                                               2004        0.969           1.104           290,200
                                                               2003        0.692           0.969           202,946
                                                               2002        0.945           0.692            70,815
                                                               2001        1.000           0.945            52,916

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.17%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.790           0.825            189,790
                                                               2004        0.755           0.790            222,287
                                                               2003        0.611           0.755            549,581
                                                               2002        0.886           0.611            452,916
                                                               2001        1.000           0.886            784,729

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
    (5/01)..................................................   2005        0.764           0.868            440,737
                                                               2004        0.714           0.764            552,089
                                                               2003        0.585           0.714            541,563
                                                               2002        0.857           0.585            591,301
                                                               2001        1.000           0.857          1,599,889

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/01)..............   2005        1.108           1.249          3,590,509
                                                               2004        0.988           1.108          3,073,714
                                                               2003        0.739           0.988          2,338,416
                                                               2002        0.876           0.739          1,531,673
                                                               2001        1.000           0.876            302,319

   Growth Fund -- Class 2 Shares (5/01).....................   2005        0.957           1.099          7,327,416
                                                               2004        0.860           0.957          7,585,044
                                                               2003        0.636           0.860          7,876,123
                                                               2002        0.852           0.636          5,204,523
                                                               2001        1.000           0.852          1,775,006

   Growth-Income Fund -- Class 2 Shares (5/01)..............   2005        1.115           1.166          7,516,753
                                                               2004        1.022           1.115          9,204,918
                                                               2003        0.781           1.022         10,455,500
                                                               2002        0.967           0.781          8,045,731
                                                               2001        1.000           0.967          4,182,477

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
    Shares (5/98)...........................................   2005        1.235           1.291          3,758,077
                                                               2004        1.122           1.235          4,881,409
                                                               2003        0.862           1.122          6,426,577
                                                               2002        1.078           0.862          7,558,046
                                                               2001        1.162           1.078          8,367,551
                                                               2000        1.038           1.162          8,748,382
                                                               1999        0.852           1.038          4,918,004
                                                               1998        1.000           0.852          1,712,698

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2005        0.892           0.919          2,872,759
                                                               2004        0.818           0.892          4,122,866
                                                               2003        0.648           0.818          4,934,524
                                                               2002        0.845           0.648          5,023,828
                                                               2001        0.976           0.845          5,290,969
                                                               2000        1.088           0.976          5,833,689
                                                               1999        1.000           1.088          4,474,800

   Fundamental Value Portfolio (11/95)......................   2005        2.847           2.948         14,138,557
                                                               2004        2.662           2.847         18,731,408
                                                               2003        1.942           2.662         23,008,144
                                                               2002        2.497           1.942         28,541,086
                                                               2001        2.667           2.497         35,936,645
                                                               2000        2.240           2.667         39,497,603
                                                               1999        1.857           2.240         42,818,333
                                                               1998        1.790           1.857         42,829,917

Salomon Brothers Variable Series Funds Inc.
   Investors Fund -- Class I (5/98).........................   2005        1.310           1.380          3,451,622
                                                               2004        1.201           1.310          4,475,846
                                                               2003        0.918           1.201          5,788,326
                                                               2002        1.207           0.918          7,175,121
                                                               2001        1.275           1.207          8,630,494
                                                               2000        1.119           1.275          3,800,664
                                                               1999        1.014           1.119          2,903,384
                                                               1998        1.000           1.014          1,024,070

   Total Return Fund -- Class I (5/98)......................   2005        1.178           1.203            900,666
                                                               2004        1.096           1.178          1,229,680

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Total Return Fund -- Class I  (continued)................   2003        0.956           1.096          1,568,694
                                                               2002        1.039           0.956          1,661,014
                                                               2001        1.060           1.039          1,775,865
                                                               2000        0.994           1.060          1,806,836
                                                               1999        0.997           0.994          1,619,636
                                                               1998        1.000           0.997            761,112

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97).........................   2005        1.485           1.505          3,657,695
                                                               2004        1.396           1.485          4,780,579
                                                               2003        1.174           1.396          6,058,621
                                                               2002        1.270           1.174          7,016,157
                                                               2001        1.303           1.270          8,521,339
                                                               2000        1.258           1.303          7,372,296
                                                               1999        1.183           1.258          8,078,329
                                                               1998        1.093           1.183          7,215,935
                                                               1997        1.000           1.093          4,148,291

   Select Growth Portfolio (3/97)...........................   2005        1.331           1.378          1,803,712
                                                               2004        1.239           1.331          2,108,022
                                                               2003        0.965           1.239          2,810,456
                                                               2002        1.192           0.965          3,477,779
                                                               2001        1.338           1.192          4,058,208
                                                               2000        1.421           1.338          4,479,543
                                                               1999        1.238           1.421          5,037,394
                                                               1998        1.099           1.238          5,355,940
                                                               1997        1.000           1.099          3,396,120

   Select High Growth Portfolio (3/97)......................   2005        1.384           1.451            563,661
                                                               2004        1.266           1.384            641,406
                                                               2003        0.936           1.266          1,063,284
                                                               2002        1.242           0.936          2,145,452
                                                               2001        1.429           1.242          2,532,075
                                                               2000        1.558           1.429          2,672,371
                                                               1999        1.242           1.558          2,931,329
                                                               1998        1.090           1.242          3,434,814
                                                               1997        1.000           1.090          2,656,918

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.816           0.805            255,217
                                                               2004        0.799           0.816            298,839

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)....   2003        0.655           0.799             454,774
                                                               2002        0.895           0.655             107,552
                                                               2001        1.000           0.895              49,350

   Smith Barney Premier Selections All Cap Growth Portfolio
    (5/01)..................................................   2005        0.875           0.919           1,212,270
                                                               2004        0.860           0.875           1,422,862
                                                               2003        0.648           0.860           1,433,743
                                                               2002        0.896           0.648             945,291
                                                               2001        1.000           0.896             165,628

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/95)...............   2005        1.333           1.433          17,196,167
                                                               2004        1.267           1.333          23,560,997
                                                               2003        0.991           1.267          29,554,141
                                                               2002        1.317           0.991          36,609,088
                                                               2001        1.748           1.317          48,759,536
                                                               2000        1.974           1.748          58,458,248
                                                               1999        1.397           1.974          59,794,915
                                                               1998        1.206           1.397          59,823,732
                                                               1997        1.088           1.206          48,942,402
                                                               1996        0.958           1.088          29,460,488

   Convertible Securities Portfolio (5/98)..................   2005        1.543           1.531           1,894,620
                                                               2004        1.469           1.543           2,910,835
                                                               2003        1.177           1.469           3,580,128
                                                               2002        1.280           1.177           2,836,081
                                                               2001        1.306           1.280           3,229,548
                                                               2000        1.175           1.306           2,705,832
                                                               1999        1.001           1.175           1,597,497
                                                               1998        1.000           1.001             418,194

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2005        1.682           1.869           3,877,461
                                                               2004        1.461           1.682           5,322,574
                                                               2003        1.105           1.461           6,731,651
                                                               2002        1.305           1.105           7,539,227
                                                               2001        1.376           1.305           7,464,051
                                                               2000        1.194           1.376           7,288,284
                                                               1999        1.064           1.194           3,984,156
                                                               1998        1.000           1.064             550,487

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------      ----    -------------   -------------   ---------------
Mercury Large Cap Core Portfolio (5/98)..................      2005        0.920           1.019           2,908,628
                                                               2004        0.803           0.920           3,507,945
                                                               2003        0.671           0.803           4,011,608
                                                               2002        0.906           0.671           5,179,705
                                                               2001        1.183           0.906           7,294,912
                                                               2000        1.267           1.183           8,594,088
                                                               1999        1.037           1.267           7,720,777
                                                               1998        1.000           1.037           3,295,301

MFS Emerging Growth Portfolio (11/96)....................      2005        1.285           1.248                  --
                                                               2004        1.154           1.285          14,148,258
                                                               2003        0.904           1.154          18,256,897
                                                               2002        1.391           0.904          22,916,965
                                                               2001        2.205           1.391          31,323,073
                                                               2000        2.793           2.205          38,334,240
                                                               1999        1.599           2.793          38,199,495
                                                               1998        1.204           1.599          29,936,769
                                                               1997        1.005           1.204          17,294,943
                                                               1996        1.000           1.005           2,505,629

MFS Mid Cap Growth Portfolio (2/05)......................      2005        1.000           1.058          13,281,410

MFS Total Return Portfolio (11/95).......................      2005        2.498           2.542          21,052,598
                                                               2004        2.268           2.498          28,712,973
                                                               2003        1.969           2.268          36,279,044
                                                               2002        2.103           1.969          44,055,402
                                                               2001        2.127           2.103          51,925,016
                                                               2000        1.845           2.127          55,043,368
                                                               1999        1.819           1.845          64,327,238
                                                               1998        1.648           1.819          58,653,278
                                                               1997        1.376           1.648          34,927,832
                                                               1996        1.216           1.376          16,650,570

Pioneer Strategic Income Portfolio (11/95)...............      2005        1.822           1.867           9,739,686
                                                               2004        1.661           1.822          12,908,237
                                                               2003        1.406           1.661          17,359,087
                                                               2002        1.344           1.406          20,779,858
                                                               2001        1.304           1.344          24,095,134
                                                               2000        1.325           1.304          27,997,652
                                                               1999        1.326           1.325          31,303,028
                                                               1998        1.332           1.326          29,566,111


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------      ----    -------------   -------------   ---------------
Pioneer Strategic Income Portfolio  (continued)..........      1997        1.252           1.332         19,504,257
                                                               1996        1.170           1.252         10,424,494

Salomon Brothers Strategic Total Return Bond Portfolio
 (11/95).................................................      2005        1.827           1.848          2,185,732
                                                               2004        1.739           1.827          3,246,313
                                                               2003        1.553           1.739          4,620,468
                                                               2002        1.450           1.553          6,048,142
                                                               2001        1.378           1.450          5,041,930
                                                               2000        1.319           1.378          4,408,007
                                                               1999        1.359           1.319          5,149,182
                                                               1998        1.397           1.359          5,481,141
                                                               1997        1.316           1.397          5,016,054
                                                               1996        1.121           1.316          1,832,502

Strategic Equity Portfolio (11/95).......................      2005        2.461           2.482         20,922,781
                                                               2004        2.259           2.461         28,494,540
                                                               2003        1.724           2.259         35,580,777
                                                               2002        2.627           1.724         43,888,761
                                                               2001        3.068           2.627         61,361,661
                                                               2000        3.795           3.068         72,884,231
                                                               1999        2.903           3.795         76,734,335
                                                               1998        2.276           2.903         67,639,943
                                                               1997        1.785           2.276         47,935,239
                                                               1996        1.396           1.785         24,031,009

Travelers Managed Income Portfolio (11/95)...............      2005        1.616           1.619          5,893,607
                                                               2004        1.590           1.616          8,132,897
                                                               2003        1.483           1.590         11,247,672
                                                               2002        1.469           1.483         15,554,389
                                                               2001        1.392           1.469         18,765,083
                                                               2000        1.306           1.392         18,462,379
                                                               1999        1.309           1.306         20,425,251
                                                               1998        1.261           1.309         11,544,261
                                                               1997        1.163           1.261          4,488,528
                                                               1996        1.142           1.163          2,635,535

Van Kampen Enterprise Portfolio (11/95)..................      2005        1.891           2.015         10,614,331
                                                               2004        1.842           1.891         14,731,756
                                                               2003        1.484           1.842         18,474,416
                                                               2002        2.125           1.484         22,699,674

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio  (continued).............   2001        2.731           2.125         30,008,237
                                                               2000        3.238           2.731         37,059,764
                                                               1999        2.601           3.238         39,297,380
                                                               1998        2.103           2.601         35,643,545
                                                               1997        1.655           2.103         24,635,450
                                                               1996        1.362           1.655         11,360,286

Travelers Series Fund Inc.
   Smith Barney High Income Portfolio (11/95)...............   2005        1.675           1.699          6,545,929
                                                               2004        1.534           1.675         10,157,755
                                                               2003        1.217           1.534         14,004,456
                                                               2002        1.273           1.217         17,052,242
                                                               2001        1.338           1.273         22,082,482
                                                               2000        1.472           1.338         25,994,496
                                                               1999        1.452           1.472         30,633,089
                                                               1998        1.463           1.452         31,054,135
                                                               1997        1.300           1.463         21,213,238
                                                               1996        1.162           1.300          7,719,068

   Smith Barney International All Cap Growth Portfolio
    (11/95).................................................   2005        1.195           1.320         12,878,628
                                                               2004        1.026           1.195         16,816,603
                                                               2003        0.814           1.026         19,996,518
                                                               2002        1.109           0.814         31,080,395
                                                               2001        1.630           1.109         37,365,581
                                                               2000        2.164           1.630         39,840,894
                                                               1999        1.305           2.164         40,313,454
                                                               1998        1.240           1.305         38,529,419
                                                               1997        1.222           1.240         31,311,119
                                                               1996        1.050           1.222         16,854,894

   Smith Barney Large Cap Value Portfolio (11/95)...........   2005        2.118           2.229         12,966,895
                                                               2004        1.937           2.118         18,635,245
                                                               2003        1.536           1.937         23,230,901
                                                               2002        2.083           1.536         28,614,647
                                                               2001        2.296           2.083         36,896,310
                                                               2000        2.053           2.296         41,043,900
                                                               1999        2.076           2.053         45,773,195
                                                               1998        1.913           2.076         40,967,323
                                                               1997        1.528           1.913         27,117,422
                                                               1996        1.291           1.528         11,905,953

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Large Capitalization Growth Portfolio (5/98)   2005        1.368           1.423          17,888,406
                                                               2004        1.379           1.368          24,244,756
                                                               2003        0.945           1.379          29,762,936
                                                               2002        1.272           0.945          32,882,101
                                                               2001        1.471           1.272          41,629,754
                                                               2000        1.599           1.471          48,151,480
                                                               1999        1.237           1.599          46,287,883
                                                               1998        1.000           1.237          12,176,408

   Smith Barney Money Market Portfolio (11/95)..............   2005        1.308           1.329           7,790,651
                                                               2004        1.311           1.308          12,688,242
                                                               2003        1.318           1.311          24,151,440
                                                               2002        1.317           1.318          45,287,737
                                                               2001        1.285           1.317          49,324,087
                                                               2000        1.226           1.285          45,585,702
                                                               1999        1.184           1.226          48,631,112
                                                               1998        1.140           1.184          41,370,187
                                                               1997        1.098           1.140          25,661,233
                                                               1996        1.058           1.098          22,961,508

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
    (6/01)..................................................   2005        1.115           1.156             810,421
                                                               2004        0.976           1.115           1,045,618
                                                               2003        0.696           0.976           1,327,911
                                                               2002        0.947           0.696             565,103
                                                               2001        1.000           0.947             471,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.45%

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2005        0.782           0.814              4,668
                                                               2004        0.750           0.782              5,619
                                                               2003        0.608           0.750              6,618
                                                               2002        0.885           0.608                 --
                                                               2001        1.000           0.885              2,179

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
    (5/01)..................................................   2005        0.757           0.856                 --
                                                               2004        0.709           0.757                 --
                                                               2003        0.583           0.709              2,909
                                                               2002        0.855           0.583              8,838
                                                               2001        1.000           0.855            234,311

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/01)..............   2005        1.097           1.233            502,635
                                                               2004        0.980           1.097            521,068
                                                               2003        0.735           0.980            469,609
                                                               2002        0.874           0.735            326,225
                                                               2001        1.000           0.874             78,492

   Growth Fund -- Class 2 Shares (5/01).....................   2005        0.947           1.084          2,439,803
                                                               2004        0.854           0.947          2,269,374
                                                               2003        0.633           0.854          1,931,622
                                                               2002        0.850           0.633          1,310,595
                                                               2001        1.000           0.850            438,782

   Growth-Income Fund -- Class 2 Shares (5/01)..............   2005        1.103           1.151          1,938,260
                                                               2004        1.014           1.103          2,183,878
                                                               2003        0.777           1.014          1,786,396
                                                               2002        0.965           0.777          1,645,336
                                                               2001        1.000           0.965            719,119

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
    Shares (5/98)...........................................   2005        1.212           1.264            814,148
                                                               2004        1.104           1.212            919,115
                                                               2003        0.851           1.104          1,032,557
                                                               2002        1.067           0.851            963,891
                                                               2001        1.153           1.067            739,152
                                                               2000        1.033           1.153            804,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
    Shares  (continued).....................................   1999        0.851           1.033            449,652
                                                               1998        1.000           0.851            252,461

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........   2005        0.878           0.902            329,523
                                                               2004        0.808           0.878            301,119
                                                               2003        0.642           0.808            357,783
                                                               2002        0.839           0.642            367,027
                                                               2001        0.971           0.839             98,319
                                                               2000        1.086           0.971             88,601
                                                               1999        1.000           1.086            157,335

   Fundamental Value Portfolio (11/95)......................   2005        2.767           2.858          4,145,278
                                                               2004        2.595           2.767          5,059,922
                                                               2003        1.899           2.595          5,716,998
                                                               2002        2.448           1.899          6,612,767
                                                               2001        2.622           2.448          7,518,471
                                                               2000        2.208           2.622          7,852,821
                                                               1999        1.836           2.208          8,588,178
                                                               1998        1.775           1.836          9,424,781
                                                               1997        1.541           1.775          5,975,192

Salomon Brothers Variable Series Funds Inc.
   Investors Fund -- Class I (5/98).........................   2005        1.286           1.350            920,412
                                                               2004        1.182           1.286            964,242
                                                               2003        0.906           1.182          1,037,658
                                                               2002        1.195           0.906          1,141,039
                                                               2001        1.265           1.195          1,342,374
                                                               2000        1.114           1.265            858,755
                                                               1999        1.012           1.114            529,114
                                                               1998        1.000           1.012            199,078

   Total Return Fund -- Class I (5/98)......................   2005        1.156           1.177            354,387
                                                               2004        1.078           1.156            393,577
                                                               2003        0.944           1.078            423,845
                                                               2002        1.028           0.944            461,333
                                                               2001        1.052           1.028            241,087
                                                               2000        0.989           1.052            214,225
                                                               1999        0.996           0.989            208,331
                                                               1998        1.000           0.996            127,726

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97).........................   2005        1.453           1.468         1,131,824
                                                               2004        1.370           1.453         1,499,876
                                                               2003        1.155           1.370         1,614,838
                                                               2002        1.253           1.155         1,984,327
                                                               2001        1.290           1.253         2,337,583
                                                               2000        1.248           1.290         2,325,059
                                                               1999        1.177           1.248         2,374,648
                                                               1998        1.091           1.177         2,594,418
                                                               1997        1.000           1.091         1,788,610

   Select Growth Portfolio (3/97)...........................   2005        1.302           1.345         1,086,138
                                                               2004        1.216           1.302         1,155,771
                                                               2003        0.950           1.216         1,298,046
                                                               2002        1.176           0.950         1,312,996
                                                               2001        1.323           1.176         1,443,925
                                                               2000        1.410           1.323         1,580,482
                                                               1999        1.232           1.410         2,157,254
                                                               1998        1.097           1.232         2,329,431
                                                               1997        1.000           1.097         1,191,019

   Select High Growth Portfolio (3/97)......................   2005        1.354           1.416            49,939
                                                               2004        1.242           1.354           113,957
                                                               2003        0.921           1.242           117,971
                                                               2002        1.225           0.921           107,009
                                                               2001        1.414           1.225           389,634
                                                               2000        1.546           1.414           403,429
                                                               1999        1.236           1.546           447,062
                                                               1998        1.087           1.236           622,357
                                                               1997        1.000           1.087           391,357

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2005        0.808           0.795            58,562
                                                               2004        0.793           0.808            87,461
                                                               2003        0.652           0.793            88,642
                                                               2002        0.893           0.652            26,571
                                                               2001        1.000           0.893            10,809

   Smith Barney Premier Selections All Cap Growth Portfolio
    (5/01)..................................................   2005        0.866           0.907           317,230
                                                               2004        0.854           0.866           378,955

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
    (continued).............................................   2003        0.645           0.854            359,910
                                                               2002        0.894           0.645            506,203
                                                               2001        1.000           0.894             80,062

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/95)...............   2005        1.299           1.392          4,421,097
                                                               2004        1.238           1.299          5,178,947
                                                               2003        0.971           1.238          6,091,107
                                                               2002        1.294           0.971          7,425,616
                                                               2001        1.723           1.294          9,242,361
                                                               2000        1.951           1.723         10,759,671
                                                               1999        1.385           1.951         10,757,693
                                                               1998        1.198           1.385         11,522,469
                                                               1997        1.084           1.198          8,844,768
                                                               1996        0.957           1.084          4,246,308

   Convertible Securities Portfolio (5/98)..................   2005        1.515           1.498            299,120
                                                               2004        1.446           1.515            325,676
                                                               2003        1.162           1.446            399,307
                                                               2002        1.267           1.162            418,382
                                                               2001        1.297           1.267            293,689
                                                               2000        1.169           1.297            425,068
                                                               1999        0.999           1.169            429,444
                                                               1998        1.000           0.999             22,352

   Disciplined Mid Cap Stock Portfolio (5/98)...............   2005        1.651           1.829            749,382
                                                               2004        1.438           1.651            939,042
                                                               2003        1.091           1.438          1,049,421
                                                               2002        1.292           1.091          1,005,471
                                                               2001        1.366           1.292            856,513
                                                               2000        1.188           1.366            833,708
                                                               1999        1.063           1.188            256,491
                                                               1998        1.000           1.063             28,077

   Mercury Large Cap Core Portfolio (5/98)..................   2005        0.903           0.997            829,347
                                                               2004        0.790           0.903            901,192
                                                               2003        0.662           0.790          1,017,738
                                                               2002        0.897           0.662          1,168,058
                                                               2001        1.174           0.897          1,505,832
                                                               2000        1.261           1.174          1,788,003

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------      ----    -------------   -------------   ---------------
Mercury Large Cap Core Portfolio  (continued)............      1999        1.035           1.261          1,494,593
                                                               1998        1.000           1.035          1,243,396

MFS Emerging Growth Portfolio (11/96)....................      2005        1.256           1.219                 --
                                                               2004        1.131           1.256          3,486,788
                                                               2003        0.888           1.131          4,137,961
                                                               2002        1.371           0.888          4,731,917
                                                               2001        2.180           1.371          6,228,366
                                                               2000        2.769           2.180          7,629,810
                                                               1999        1.589           2.769          7,824,809
                                                               1998        1.200           1.589          7,521,739
                                                               1997        1.005           1.200          4,255,983
                                                               1996        1.000           1.005            466,025

MFS Mid Cap Growth Portfolio (2/05)......................      2005        1.000           1.055          3,622,482

MFS Total Return Portfolio (11/95).......................      2005        2.426           2.461          5,062,739
                                                               2004        2.208           2.426          5,979,649
                                                               2003        1.922           2.208          7,337,522
                                                               2002        2.059           1.922          8,750,063
                                                               2001        2.089           2.059          9,333,303
                                                               2000        1.817           2.089         10,057,270
                                                               1999        1.796           1.817         11,574,413
                                                               1998        1.632           1.796         11,645,845
                                                               1997        1.366           1.632          6,138,961
                                                               1996        1.211           1.366          1,810,076

Pioneer Strategic Income Portfolio (11/95)...............      2005        1.769           1.807          2,288,255
                                                               2004        1.618           1.769          2,775,587
                                                               2003        1.373           1.618          3,349,980
                                                               2002        1.316           1.373          4,163,745
                                                               2001        1.281           1.316          4,654,411
                                                               2000        1.304           1.281          5,666,775
                                                               1999        1.309           1.304          7,148,635
                                                               1998        1.319           1.309          7,312,474
                                                               1997        1.243           1.319          3,953,118
                                                               1996        1.165           1.243          1,460,865

Salomon Brothers Strategic Total Return Bond Portfolio
 (11/95).................................................      2005        1.774           1.790            573,409
                                                               2004        1.694           1.774            644,955


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
---------------------------------------------------------      ----    -------------   -------------   ---------------
Salomon Brothers Strategic Total Return Bond Portfolio
(continued)..............................................      2003        1.516           1.694           842,127
                                                               2002        1.420           1.516           946,999
                                                               2001        1.353           1.420           659,392
                                                               2000        1.299           1.353           733,479
                                                               1999        1.342           1.299           849,705
                                                               1998        1.383           1.342           973,254
                                                               1997        1.306           1.383           953,563
                                                               1996        1.116           1.306           463,308

Strategic Equity Portfolio (11/95).......................      2005        2.390           2.403         5,000,743
                                                               2004        2.200           2.390         5,922,162
                                                               2003        1.684           2.200         7,124,931
                                                               2002        2.572           1.684         8,423,446
                                                               2001        3.012           2.572        10,948,574
                                                               2000        3.737           3.012        12,646,207
                                                               1999        2.867           3.737        13,423,385
                                                               1998        2.254           2.867        13,083,045
                                                               1997        1.772           2.254         8,482,408
                                                               1996        1.390           1.772         3,613,086

Travelers Managed Income Portfolio (11/95)...............      2005        1.569           1.568         1,935,772
                                                               2004        1.548           1.569         2,072,462
                                                               2003        1.448           1.548         2,400,924
                                                               2002        1.438           1.448         2,934,020
                                                               2001        1.367           1.438         3,093,511
                                                               2000        1.286           1.367         2,585,253
                                                               1999        1.293           1.286         2,551,368
                                                               1998        1.248           1.293         2,823,113
                                                               1997        1.154           1.248         1,001,269
                                                               1996        1.137           1.154           265,598

Van Kampen Enterprise Portfolio (11/95)..................      2005        1.836           1.951         2,627,676
                                                               2004        1.794           1.836         3,074,771
                                                               2003        1.449           1.794         3,635,892
                                                               2002        2.081           1.449         4,362,576
                                                               2001        2.682           2.081         5,412,388
                                                               2000        3.188           2.682         6,225,353
                                                               1999        2.568           3.188         6,615,143
                                                               1998        2.083           2.568         6,741,005

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio  (continued).............   1997        1.643           2.083          4,384,827
                                                               1996        1.356           1.643          1,644,330

Travelers Series Fund Inc.
   Smith Barney High Income Portfolio (11/95)...............   2005        1.626           1.645          1,535,138
                                                               2004        1.494           1.626          2,066,353
                                                               2003        1.189           1.494          2,608,457
                                                               2002        1.246           1.189          2,717,395
                                                               2001        1.314           1.246          3,063,554
                                                               2000        1.450           1.314          3,605,109
                                                               1999        1.434           1.450          4,266,126
                                                               1998        1.448           1.434          4,739,592
                                                               1997        1.291           1.448          2,639,907
                                                               1996        1.157           1.291            970,188

   Smith Barney International All Cap Growth Portfolio
    (11/95).................................................   2005        1.161           1.278          2,745,473
                                                               2004        0.999           1.161          3,021,620
                                                               2003        0.795           0.999          3,711,209
                                                               2002        1.086           0.795          4,109,540
                                                               2001        1.601           1.086          5,041,565
                                                               2000        2.131           1.601          5,396,144
                                                               1999        1.289           2.131          5,906,915
                                                               1998        1.228           1.289          6,198,702
                                                               1997        1.213           1.228          4,871,826
                                                               1996        1.046           1.213          2,009,974

   Smith Barney Large Cap Value Portfolio (11/95)...........   2005        2.056           2.158          3,231,996
                                                               2004        1.886           2.056          3,761,665
                                                               2003        1.499           1.886          4,212,320
                                                               2002        2.040           1.499          5,136,381
                                                               2001        2.254           2.040          6,460,230
                                                               2000        2.022           2.254          7,279,633
                                                               1999        2.050           2.022          8,114,092
                                                               1998        1.894           2.050          8,248,925
                                                               1997        1.517           1.894          4,645,333
                                                               1996        1.285           1.517          1,606,074

   Smith Barney Large Capitalization Growth Portfolio (5/98)   2005        1.343           1.392          2,350,632
                                                               2004        1.357           1.343          2,809,530
                                                               2003        0.933           1.357          3,173,664

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                   NUMBER OF UNITS
PORTFOLIO                                                              BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------   -------------   ---------------
   Smith Barney Large Capitalization Growth Portfolio
    (continued).............................................   2002        1.259           0.933         3,026,159
                                                               2001        1.460           1.259         3,755,140
                                                               2000        1.592           1.460         4,219,549
                                                               1999        1.234           1.592         3,491,177
                                                               1998        1.000           1.234         1,447,309

   Smith Barney Money Market Portfolio (11/95)..............   2005        1.270           1.286         1,550,993
                                                               2004        1.277           1.270         2,442,193
                                                               2003        1.287           1.277         3,608,001
                                                               2002        1.289           1.287         4,582,342
                                                               2001        1.262           1.289         4,926,672
                                                               2000        1.207           1.262         3,371,813
                                                               1999        1.169           1.207         5,840,571
                                                               1998        1.129           1.169         6,023,674
                                                               1997        1.090           1.129         2,416,649
                                                               1996        1.054           1.090         2,362,442

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
    (6/01)..................................................   2005        1.104           1.141           111,823
                                                               2004        0.969           1.104           118,451
                                                               2003        0.692           0.969            64,522
                                                               2002        0.945           0.692            45,580
                                                               2001        1.000           0.945             8,130


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

         ENHANCED DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE JUNE 1, 1997

IF THE ANNUITANT DIES BEFORE AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit equal to the greater of (1) the guaranteed death benefit, or (2) the Contract Value less any applicable premium tax or outstanding loans.

IF THE ANNUITANT DIES ON OR AFTER AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the greater of (1) the guaranteed death benefit as of the Annuitant's 75th birthday, plus additional Purchase Payments, minus surrenders, outstanding loans and applicable premium tax; or (2) the Contract Value less any applicable premium tax and outstanding loans.

The guaranteed death benefit is equal to the Purchase Payments made to the Contract (minus surrenders, outstanding loans and applicable premium tax) increased by 5% on each Contract Date anniversary, but not beyond the Contract Date anniversary following the Annuitant's 75th birthday, with a maximum guaranteed death benefit of 200% of the total Purchase Payments minus surrenders and outstanding loans and applicable premium tax.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Registered Public Accounting Firm
                Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, 185 Asylum Street, 3 CP Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-02, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-02.

Name:
         -----------------------------
Address:
         -----------------------------

Check Box:

[ ]  MIC-Book-02

[ ]  MLAC-Book-02

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 02                                                            May 1, 2006